Available-for-Sale Debt Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Net realized gains (losses) on available-for-sale debt securities	$ 7.6	$ (42.5)	$ (3.7)
Unrealized foreign exchange adjustments	7.3	(42.5)	$ (3.4)
Allowance for credit losses	1.0	0.0
Accrued interest receivable	$ 21.1	$ 31.2
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense, Current	Prepaid Expense, Current